PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 FAW Volkswagen [Member] USD ($)	Dec. 31, 2013 FAW Volkswagen [Member] CNY	Dec. 31, 2013 FAW Mazda [Member] USD ($)	Dec. 31, 2013 FAW Mazda [Member] CNY	Dec. 31, 2013 Car Manufacturer [Member] CNY	Dec. 31, 2013 Construction for New Stores [Member] USD ($)	Dec. 31, 2013 Construction for New Stores [Member] CNY	Dec. 31, 2013 Certain Building Leases [Member] USD ($)	Dec. 31, 2013 Certain Building Leases [Member] CNY
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Prepaid expenses	$ 722	4,369	4,468
Deposits	7,217	43,687	11,065	5,782	35,000	165	1,000	3,600		6,200	939	5,687
Staff advances	499	3,023	2,952
Subsidies receivable	2,605	15,769	8,881
Prepaid advertising fees			3,000
Others	961	5,819	4,782
Total prepaid expenses and other current assets	12,004	72,667	35,148
Refunded deposit amount for completed construction										4,200
Remaining deposit									$ 331	2,000